Total Invested Assets and Related Net Investment Income - Reconciliation of Assets and Liabilities Categorized in Level 3 (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in fair value measurement, assets [abstract]
Beginning balance	$ 168,785
Ending balance	173,735	$ 168,785
Fair value and foreign currency changes on assets and liabilities	(1,785)	6,860
Fair value changes on investment properties	1,070	19
Recurring fair value measurement | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	11,231	10,821
Included in net income	1,456	(161)
Included in OCI	45	21
Purchases	1,960	1,383
Sales / Payments	(748)	(688)
Settlements	(24)	(27)
Transfers into Level 3		6
Transfers (out) of Level 3	(140)	(90)
Foreign currency translation	(35)	(34)
Ending balance	13,745	11,231
Fair value and foreign currency changes on assets and liabilities	1,459	(76)
Recurring fair value measurement | Other invested assets | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	2,645	2,445
Included in net income	392	(87)
Included in OCI	13	19
Purchases	1,074	594
Sales / Payments	(469)	(304)
Settlements	0	0
Transfers into Level 3		0
Transfers (out) of Level 3	0	0
Foreign currency translation	(5)	(22)
Ending balance	3,650	2,645
Fair value and foreign currency changes on assets and liabilities	382	(68)
Recurring fair value measurement | Investment properties | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	7,516	7,306
Included in net income	1,032	(63)
Included in OCI	0	0
Purchases	764	620
Sales / Payments	(197)	(325)
Settlements	0	0
Transfers into Level 3		0
Transfers (out) of Level 3	0	0
Foreign currency translation	(6)	(22)
Ending balance	9,109	7,516
Fair value and foreign currency changes on assets and liabilities	1,038	13
Recurring fair value measurement | Total invested assets measured at fair value | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	10,681	10,272
Included in net income	1,433	(139)
Included in OCI	45	21
Purchases	1,895	1,353
Sales / Payments	(739)	(674)
Settlements	(23)	(26)
Transfers into Level 3		5
Transfers (out) of Level 3	(140)	(89)
Foreign currency translation	(18)	(42)
Ending balance	13,134	10,681
Fair value and foreign currency changes on assets and liabilities	1,432	(53)
Recurring fair value measurement | Investments for account of segregated fund holders | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	550	549
Included in net income	23	(22)
Included in OCI	0	0
Purchases	65	30
Sales / Payments	(9)	(14)
Settlements	(1)	(1)
Transfers into Level 3		1
Transfers (out) of Level 3	0	(1)
Foreign currency translation	(17)	8
Ending balance	611	550
Fair value and foreign currency changes on assets and liabilities	27	(23)
Fair value through profit or loss | Recurring fair value measurement | Debt securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	225	248
Included in net income	(6)	11
Included in OCI	0	0
Purchases	29	67
Sales / Payments	(9)	(10)
Settlements	(15)	(9)
Transfers into Level 3		3
Transfers (out) of Level 3	(57)	(88)
Foreign currency translation	(5)	3
Ending balance	162	225
Fair value and foreign currency changes on assets and liabilities	(4)	2
Fair value through profit or loss | Recurring fair value measurement | Equity securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	181	188
Included in net income	10	0
Included in OCI	0	0
Purchases	8	11
Sales / Payments	(25)	(2)
Settlements	(5)	(15)
Transfers into Level 3		0
Transfers (out) of Level 3	(73)	0
Foreign currency translation	0	(1)
Ending balance	96	181
Fair value and foreign currency changes on assets and liabilities	11	0
Available- for-sale | Recurring fair value measurement | Debt securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	67	50
Included in net income	0	0
Included in OCI	(1)	2
Purchases	5	15
Sales / Payments	(13)	0
Settlements	(3)	(2)
Transfers into Level 3		2
Transfers (out) of Level 3	(10)	(1)
Foreign currency translation	(2)	1
Ending balance	43	67
Fair value and foreign currency changes on assets and liabilities	0	0
Available- for-sale | Recurring fair value measurement | Equity securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	47	35
Included in net income	5	0
Included in OCI	33	0
Purchases	15	46
Sales / Payments	(26)	(33)
Settlements	0	0
Transfers into Level 3		0
Transfers (out) of Level 3	0	0
Foreign currency translation	0	(1)
Ending balance	74	47
Fair value and foreign currency changes on assets and liabilities	5	0
Leasing commissions and tenant inducements
Changes in fair value measurement, assets [abstract]
Fair value changes on investment properties	$ 38	$ 82